SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Payables and Accruals [Abstract]
Deferred sales revenues	$ 162,207	$ 246,811
Liability associated with uncertain tax positions	925,786	925,795
Accrued interest payable	5,833	536,123
Payroll and employee benefits	206,426	329,762
Lease liability, current portion	21,909	41,385
Other accruals	1,289,790	552,894
Accrued and other current liabilities	$ 2,611,951	$ 2,632,770